Supplemental Disclosure of Cash Flow Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest, net of amounts capitalized	$ 127,948,000	$ 121,934,000	$ 507,495,000	$ 452,726,000	$ 118,365,000
Cash paid for income taxes, net of refunds	(19,113,000)	(9,430,000)	14,476,000	53,017,000	7,190,000
Cash paid for amounts included in measurement of operating lease liabilities	3,438,000	0
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS FROM DISCONTINUED OPERATIONS:
Net cash provided by operating activities of discontinued operations	41,789	32,197,000	158,666,000	153,379,000	93,492,000
Net cash used in investing activities of discontinued operations	(1,073,525)	(178,060,000)	(599,940,000)	82,408,000	(310,564,000)
Net cash provided by financing activities of discontinued operations	973,937	68,384,000	351,052,000	378,788,000	255,861,000
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Dividends and distributions payable	83,996,000	90,791,000	84,013,000	188,202,000	65,972,000
Net assets of CLNY Investment Entities deconsolidated, net of cash and restricted cash contributed (Note 4)			936,547,000	0	0
Redemption of OP Units for common stock			29,034,000	22,831,000	18,571,000
Improvements in operating real estate in accrued and other liabilities	23,023,000	25,587,000	2,249,000	18,221,000	0
Deconsolidation of net assets of securitization trusts (Note 15)			131,386,000	0	0
Increase in contributions receivable from noncontrolling interests	113,200,000	12,000,000	29,721,000	0	0
Assets held for sale contributed to equity method investee			20,350,000	0	0
Deferred tax liabilities assumed by buyer of related real estate			26,629,000	0	0
Debt assumed by buyer in sale of real estate			196,416,000	1,258,558,000	0
Foreclosures and exchanges of loans receivable for real estate			47,097,000	54,615,000	128,124,000
Share repurchase payable	0	36,166,000	7,567,000	0	0
Proceeds from loan repayments and asset sales held in escrow	32,624,000	0	19,425,000	27,426,000	0
Distributions payable to noncontrolling interests included in other liabilities	3,756,000	0	19,297,000	10,786,000	0
Net assets of investment entity deconsolidated, net of cash and restricted cash contributed			0	153,368,000	0
Investment deposits applied to acquisition of loans receivable, real estate and CPI Group			0	66,020,000	0
Assets acquired in Merger, net of cash and restricted cash assumed (Note 3)			0	16,684,675,000	0
Liabilities assumed in Merger (Note 3)			0	11,249,183,000	0
Noncontrolling interests assumed in Merger (Note 3)			0	592,690,000	0
Common stock issued for acquisition of NSAM and NRF (Note 3)			0	5,710,134,000	0
Preferred stock issued for acquisition of NRF (Note 3)			0	1,010,320,000	0
Net assets acquired in CPI restructuring, net of cash and restricted cash assumed (Note 3)			0	219,278,000	0
Net assets acquired in THL Hotel Portfolio, net of cash and restricted cash assumed (Note 3)			0	326,679,000	0
Net assets of sponsored fund consolidated, net of cash and restricted cash assumed (Note 15)			0	13,370,000	0
Contributions receivable from noncontrolling interests			0	25,501,000	0
Exchange of notes for class A common shares			0	3,279,000	0
Assets of consolidated securitization trust			0	58,296,000	0
Liabilities of consolidated securitization trust			0	56,928,000	0
Net settlement of redemption and investment in equity method investee			$ 0	$ 0	$ 117,241,000
Right-of-Use Asset Obtained In Exchange For Operating Lease Liability, Net Of Related Deferred Receivables, Intangibles And Lease Incentives Derecognized	126,810,000	0
Securities Acquired, Subject To Forward Contract Deliverable, Net Of Cash Collateral	90,000,000	0
Assets of investment entities deconsolidated	0	1,753,066,000
Liabilities of investment entities deconsolidated	0	421,245,000
Noncontrolling interests of investment entities deconsolidated	0	395,274,000
Redemption Of Partnership Units For Cash In Liabilities	$ 0	$ 2,096,000